Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-Based Compensation Plan
23	SHARE-BASED COMPENSATION PLAN

The Company has a share-based compensation plan. The maximum number of common shares that can be issued upon the exercise of options granted is equal to 10% of the aggregate number of common shares issued and outstanding from time to time. The term during which an option may be exercised is 10 years from the date of the grant. Options vest at a rate of 33% per year, beginning one year following the grant date of the options. Share-based compensation expense for the year ended December 31, 2018 of $1,454 (2017 - $1,519) was recorded in selling, general and administrative expenses and the corresponding amount credited to contributed surplus.

The following table presents the assumptions used to establish the fair value assigned to the options issued using the Black-Scholes valuation model:

	2018		2017
Expected volatility		55.5%		52.7%
Dividend	$	nil	$	nil
Risk-free interest rate		2.70%		2.05%
Expected life		6.5 years		6.5 years
Fair value		$3.2541		$3.1869

The changes in the stock options for the years ended December 31, 2018 and 2017 were as follows:

	For the Years Ended December 31,
	2018			2017
	Stock options	Weighted average exercise price		Stock options	Weighted average exercise price
Beginning of year	2,337,732	CA$	1.59	2,116,065	CA$	1.19
Granted	203,000	CA$	5.79	320,000	CA$	4.04
Exercised	(365,733)	CA$	0.98	(91,667)	CA$	0.90
Forfeitures	(10,000)	CA$	1.48	(6,666)	CA$	1.48

End of year	2,164,999	CA$	2.10	2,337,732	CA$	1.59

The following table summarizes stock options outstanding and granted as at December 31, 2018:

Exercise price	Number outstanding	Remaining contractual life (years)	Number of exercisable options
CA$1.24	425,000	2.4	425,000
CA$1.27	150,000	3.2	150,000
CA$0.85	100,000	4.2	100,000
CA$1.10	202,000	4.7	202,000
CA$1.48	345,000	5.2	345,000
CA$0.94	100,000	6.2	100,000
CA$0.83	20,000	6.8	20,000
CA$0.80	16,666	6.9	16,666
CA$1.43	233,333	7.3	150,002
CA$1.55	50,000	7.5	33,334
CA$2.20	165,000	8.5	54,999
CA$6.00	155,000	9.0	51,669
CA$5.79	203,000	9.6	Nil

	2,164,999

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

	Exercise price in CA$ per share	December 31, 2018	December 31, 2017
Expiry date - January 13, 2020	0.70	—	149,399
Expiry date - May 20, 2021	1.24	425,000	565,000
Expiry date - March 13, 2022	1.27	150,000	150,000
Expiry date - March 13, 2023	0.85	100,000	100,000
Expiry date - September 26, 2023	1.10	202,000	215,000
Expiry date - March 18, 2024	1.48	345,000	360,000
Expiry date - March 19, 2025	0.94	100,000	100,000
Expiry date - October 6, 2025	0.83	20,000	28,333
Expiry date - November 16, 2025	0.80	16,666	50,000
Expiry date - March 29, 2026	1.43	233,333	250,000
Expiry date - June 30, 2026	1.55	50,000	50,000
Expiry date - June 14, 2027	2.20	165,000	165,000
Expiry date - December 22, 2027	6.00	155,000	155,000
Expiry date - June 5, 2028	5.79	203,000	—

		2,164,999	2,337,732

During 2018, 979,000 performance-based restricted share units were issued to Village Farms employees involved with future developments of the Company. Once a performance target is met and the share units are deemed earned and vested, compensation expense based on the fair value of the share units on the grant date is recorded in selling, general and administrative expenses in the consolidated statements of income. There were 1,056,666 performance-based restricted share units outstanding as at December 31, 2018, of which 881,333 were not vested as at December 31, 2018.

The following table summarizes 979,000 performance-based restricted share units that were issued during the year.

	2018			2017
	Performance- based restricted share units	Weighted average grant date fair value in CA$		Performance- based restricted share units	Weighted average grant date fair value in CA$
Beginning of year	128,000	CA$	2.82	—
Issued	979,000	CA$	5.79	885,000	CA$	2.20
Issued	—			21,000	CA$	6.00
Vested	(50,334)	CA$	3.06	(768,000)	CA$	2.20
Expired	—			(10,000)	CA$	2.20

Outstanding at end of year	1,056,666	CA$	5.56	128,000	CA$	2.82

Earned but unissued at end of year	175,333	CA$	5.08	—